<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     9/30/2009

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		November 9, 2009

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109      310    25000 SH       SOLE                    25000
ART TECHNOLOGY GROUP           COM              04289L107     1737   450000 SH       SOLE                   450000
ASCENT MEDIA CORP COM SER A    COM              043632108     2560   100000 SH       SOLE                   100000
ATRICURE INC                   COM              04963C209      944   200000 SH       SOLE                   200000
BALLY TECHNOLOGIES             COM              05874B107      978    25500 SH       SOLE                    25500
BANK OF AMER CORP              COM              060505104     1692   100000 SH       SOLE                   100000
BLACKBAUD INC                  COM              09227Q100      928    40000 SH       SOLE                    40000
CDC SOFTWARE CORP SPN ADR LV I COM              12507Y108      398    43050 SH       SOLE                    43050
CITI TRENDS INC                COM              17306X102     1423    50000 SH       SOLE                    50000
COGENT INC                     COM              19239Y108     1414   140000 SH       SOLE                   140000
COLDWATER CREEK INC COM        COM              193068103      984   120000 SH       SOLE                   120000
DEXCOM INC COM                 COM              252131107     2775   350000 SH       SOLE                   350000
DIGIMARC CORP.                 COM              253807101     1085    71428 SH       SOLE                    71428
DISCOVERY COMMUN NEW COM SER C COM              25470F302      976    37500 SH       SOLE                    37500
DISCOVERY COMMUNICATIONS       COM              25470F104     1083    37500 SH       SOLE                    37500
DISH NETWORK                   COM              25470M109      770    40000 SH       SOLE                    40000
FLOW INTL CORP COM             COM              343468104     1305   500000 SH       SOLE                   500000
FTI CONSULTING                 COM              302941109      639    15000 SH       SOLE                    15000
GAMETECH INTERNATIONAL COM     COM              36466D102      380   221990 SH       SOLE                   221990
GENWORTH FINANCIAL INC-CL A    COM              37247D106     1335   111750 SH       SOLE                   111750
HMS HOLDINGS                   COM              40425J101      956    25000 SH       SOLE                    25000
HOWSTUFFWORKS II RSTD          COM              40431N104      255   530217 SH       SOLE                   530217
IMAX CORP COM                  COM              45245E109     1828   194232 SH       SOLE                   194232
INTEGRAL SYS INC MD COM        COM              45810H107     1698   246100 SH       SOLE                   246100
INVERNESS MEDICAL INNOVATION   COM              46126P106     2711    70000 SH       SOLE                    70000
IPC THE HOSPITALIST CO COM     COM              44984A105     1258    40000 SH       SOLE                    40000
L-1 IDENTITY SOLUTIONS         COM              50212A106      349    50000 SH       SOLE                    50000
LUMBER LIQUIDATORS INC COM     COM              55003Q103      868    40000 SH       SOLE                    40000
MAKO SURGICAL CORP COM         COM              560879108     2628   300000 SH       SOLE                   300000
MCDONALD'S                     COM              580135101     1141    20000 SH       SOLE                    20000
MGM MIRAGE                     COM              552953101      602    50000 SH       SOLE                    50000
NET 1 UEPS TECHNOLOGIES INC    COM              64107N206     2609   124455 SH       SOLE                   124455
NIC INC                        COM              62914B100     1778   200000 SH       SOLE                   200000
O2MICRO INTERNATIONAL          COM              67107W100      525   100000 SH       SOLE                   100000
PAIN THERAPEUTICS INC COM      COM              69562K100     1012   200000 SH       SOLE                   200000
PENN NATL GAMING               COM              707569109     1106    40000 SH       SOLE                    40000
PF CHANG'S CHINA BISTRO        COM              69333Y108     2541    74800 SH       SOLE                    74800
QUALCOMM                       COM              747525103     1799    40000 SH       SOLE                    40000
SAFEGUARD SCIENTIFICS COM      COM              786449207      426    38874 SH       SOLE                    38874
SBA COMMUNICATIONS CORP-CL A   COM              78388J106     1081    40000 SH       SOLE                    40000
SHUTTERFLY INC COM             COM              82568P304     1954   117500 SH       SOLE                   117500
SPDR SERIES TRUST DJWS SCAP GR COM              78464A201     1851    23000 SH       SOLE                    23000
STAPLES                        COM              855030102     1161    50000 SH       SOLE                    50000
SYNOVIS LIFE TECH INC COM      COM              87162G105      552    40000 SH       SOLE                    40000
TEXAS ROADHOUSE INC            COM              882681109      637    60000 SH       SOLE                    60000
TREE COM INC COM               COM              894675107      263    34800 SH       SOLE                    34800
TRINA SOLAR LTD-SPON ADR       COM              89628E104      965    30000 SH       SOLE                    30000
URBAN OUTFITTERS               COM              917047102     2715    90000 SH       SOLE                    90000
VANGUARD INDEX FDS SML CP GRW  COM              922908595     1436    25000 SH       SOLE                    25000
VISTAPRINT NV                  COM              N93540107     1015    20000 SH       SOLE                    20000
VITACOST COM INC COM           COM              92847A200     2184   200000 SH       SOLE                   200000
VOCUS INC COM                  COM              92858J108     1044    50000 SH       SOLE                    50000